UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	7/31/2010

Item 1.	Schedule of Investments

Prudential Large-Cap Core Equity Fund

Schedule of Investments

as of July 31, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.9%
COMMON STOCKS
CONSUMER DISCRETIONARY 10.5%
Auto Components 0.9%
7,800	American Axle & Manufacturing Holdings, Inc.(a)	$72,618
2,200	Drew Industries, Inc.(a)	46,486
10,300	Gentex Corp.	198,481
45,600	Johnson Controls, Inc.	1,313,736
9,500	TRW Automotive Holdings Corp.(a)	333,355

		1,964,676
Automobiles 1.0%
167,000	Ford Motor Co.(a)(b)	2,132,590
2,800	Thor Industries, Inc.	77,952

		2,210,542
Distributors
4,500	LKQ Corp.(a)	89,010

Diversified Consumer Services 0.3%
5,200	Career Education Corp.(a)	127,036
32,300	H&R Block, Inc.	506,464
3,300	Lincoln Educational Services Corp.(a)	69,597

		703,097
Hotels, Restaurants & Leisure 0.5%
11,200	McDonald’s Corp.	780,976
15,600	Starbucks Corp.	387,660

		1,168,636
Household Durables 0.5%
23,900	American Greetings Corp. (Class A Stock)	489,711
14,600	Leggett & Platt, Inc.	304,264
3,300	Tempur-Pedic International, Inc.(a)	101,211
600	Tupperware Brands Corp.	23,634
1,100	Whirlpool Corp.	91,630

		1,010,450
Internet & Catalog Retail 0.2%
22,700	Expedia, Inc.(b)	514,836

Leisure Equipment & Products
3,900	Mattel, Inc.	82,524

Media 3.3%
110,400	Comcast Corp. (Class A Stock)	2,149,488
4,400	DIRECTV (Class A Stock)(a)(b)	163,504
58,700	Gannett Co., Inc.	773,666
7,500	Liberty Media Corp. - Starz(a)	411,675
124,300	News Corp. (Class A Stock)	1,622,115
37,666	Time Warner, Inc.	1,184,972
19,600	Viacom, Inc. (Class B Stock)	647,584
5,760	Walt Disney Co. (The)	194,055
100	Washington Post Co. (The) (Class B Stock)	42,049

		7,189,108
Multiline Retail 1.0%
3,700	Big Lots, Inc.(a)	126,947
28,800	Macy’s, Inc.	537,120
1,800	Nordstrom, Inc.	61,200
27,600	Target Corp.	1,416,432

		2,141,699
Specialty Retail 1.4%
6,000	Best Buy Co., Inc.	207,960
5,800	Chico’s FAS, Inc.	54,346
12,800	Gamestop Corp. (Class A Stock)(a)(b)	256,640
44,700	Gap, Inc. (The)	809,517
18,700	Home Depot, Inc. (The)	533,137
4,500	J. Crew Group, Inc.(a)	160,335
2,600	Kirkland’s, Inc.(a)	43,836
11,200	Limited Brands, Inc.	287,168
6,900	Ross Stores, Inc.	363,354
4,800	Staples, Inc.	97,584
3,900	TJX Cos., Inc.	161,928

		2,975,805
Textiles, Apparel & Luxury Goods 1.4%
3,800	Carter’s, Inc.(a)	92,112
42,200	Coach, Inc.	1,560,134
3,300	Fossil, Inc.(a)	130,680
2,800	Jones Apparel Group, Inc.	48,832
1,300	Timberland Co. (The) (Class A Stock)(a)	22,906
2,500	True Religion Apparel, Inc.(a)	61,450
10,600	VF Corp.	840,898
3,800	Warnaco Group, Inc. (The)(a)	158,726

		2,915,738
CONSUMER STAPLES 9.8%
Beverages 2.3%
56,500	Coca-Cola Co. (The)	3,113,715
3,300	Constellation Brands, Inc. (Class A Stock)(a)	56,298
4,900	Dr Pepper Snapple Group, Inc.	183,995
23,194	PepsiCo, Inc.	1,505,522

		4,859,530

Food & Staples Retailing 2.5%
36,400	CVS Caremark Corp.	1,117,116
56,400	Kroger Co. (The)	1,194,552
61,870	Wal-Mart Stores, Inc.	3,167,125

		5,478,793
Food Products 1.7%
7,538	Archer-Daniels-Midland Co.	206,240
4,500	ConAgra Foods, Inc.	105,660
3,900	Corn Products International, Inc.	130,026
32,300	Dean Foods Co.(a)	370,158
30,300	Del Monte Foods Co.	420,564
9,000	Mead Johnson Nutrition Co. (Class A Stock)	478,260
3,000	Sanderson Farms, Inc.	140,250
47,400	Sara Lee Corp.	701,046
63,100	Tyson Foods, Inc. (Class A Stock)	1,104,881

		3,657,085
Household Products 1.7%
5,870	Colgate-Palmolive Co.	463,613
8,800	Kimberly-Clark Corp.	564,256
43,464	Procter & Gamble Co. (The)	2,658,258

		3,686,127
Personal Products 0.1%
16,400	Prestige Brands Holdings, Inc.(a)	134,808

Tobacco 1.5%
68,000	Altria Group, Inc.	1,506,880
16,800	Philip Morris International, Inc.	857,472
15,300	Reynolds American, Inc.	884,646

		3,248,998
ENERGY 11.0%
Energy Equipment & Services 0.9%
43,800	Halliburton Co.	1,308,744
2,300	National Oilwell Varco, Inc.	90,068
7,400	Schlumberger Ltd.	441,484
1,900	Unit Corp.(a)	77,710

		1,918,006
Oil, Gas & Consumable Fuels 10.1%
4,200	Anadarko Petroleum Corp.	206,472
9,100	Apache Corp.	869,778
47,700	Chesapeake Energy Corp.	1,003,131
56,384	Chevron Corp.	4,297,025
48,900	ConocoPhillips	2,700,258

25,600	Devon Energy Corp.	1,599,744
109,774	Exxon Mobil Corp.	6,551,312
25,600	Hess Corp.	1,371,904
16,200	Murphy Oil Corp.	886,950
10,000	Occidental Petroleum Corp.	779,300
3,800	Southern Union Co.	85,766
7,400	Southwestern Energy Co.(a)	269,730
38,400	Valero Energy Corp.	652,416
25,700	Williams Cos., Inc. (The)	498,837

		21,772,623
FINANCIALS 14.8%
Capital Markets 2.5%
9,100	Ameriprise Financial, Inc.	385,749
69,800	E*Trade Financial Corp.(a)	1,021,174
12,980	Goldman Sachs Group, Inc. (The)	1,957,643
47,600	Morgan Stanley	1,284,724
1,900	Solar Capital Ltd.	39,178
16,700	State Street Corp.	649,964

		5,338,432
Commercial Banks 3.1%
700	Bancorp Rhode Island, Inc.	20,433
2,900	BB&T Corp.	72,007
6,000	Center Financial Corp.(a)	31,020
52,700	Huntington Bancshares, Inc.	319,362
24,000	PNC Financial Services Group, Inc.	1,425,360
47,991	U.S. Bancorp	1,146,985
133,064	Wells Fargo & Co.	3,689,865

		6,705,032
Consumer Finance 1.1%
24,600	American Express Co.	1,098,144
8,900	Capital One Financial Corp.	376,737
73,300	SLM Corp.(a)	879,600

		2,354,481
Diversified Financial Services 4.1%
218,468	Bank of America Corp.	3,067,291
467,700	Citigroup, Inc.(a)	1,917,570
94,200	JPMorgan Chase & Co.	3,794,376

		8,779,237
Insurance 2.8%
1,400	Allied World Assurance Co. Holdings Ltd.	69,748
15,100	Allstate Corp. (The)	426,424
14,300	American Equity Investment Life Holding Co.	154,440
25,200	Berkshire Hathaway, Inc. (Class B Stock)(a)	1,968,624
30,200	Hartford Financial Services Group, Inc.	706,982
16,300	Lincoln National Corp.	424,452
30,300	MetLife, Inc.	1,274,418

21,500	Montpelier RE Holdings Ltd. (Bermuda)	349,590
27,400	Unum Group	625,268

		5,999,946
Real Estate Investment Trusts 1.2%
8,500	Annaly Capital Management, Inc.	147,900
48,100	Brandywine Realty Trust	546,416
60,600	Chimera Investment Corp.	234,522
16,900	Commonwealth REIT	438,555
26,000	Hospitality Properties Trust	531,700
2,600	Invesco Mortgage Capital, Inc.	52,910
16,800	MFA Financial, Inc.	123,312
48,600	Resource Capital Corp.(b)	296,460
18,000	Sunstone Hotel Investors, Inc.(a)	185,760

		2,557,535
HEALTHCARE 12.0%
Biotechnology 1.1%
24,100	Amgen, Inc.(a)	1,314,173
800	Biogen Idec, Inc.(a)(b)	44,704
18,800	Celgene Corp.(a)	1,036,820

		2,395,697
Healthcare Equipment & Supplies 2.3%
1,000	Arthrocare Corp.(a)	26,780
12,600	Becton, Dickinson and Co.(b)	866,880
12,300	Carefusion Corp.(a)	259,161
600	C.R. Bard, Inc.	47,118
4,700	Intuitive Surgical, Inc.(a)	1,543,339
3,300	Invacare Corp.	78,639
31,700	Medtronic, Inc.	1,171,949
7,500	Sirona Dental Systems, Inc.(a)	230,850
7,700	Stryker Corp.	358,589
6,400	Zimmer Holdings, Inc.(a)	339,136

		4,922,441
Healthcare Providers & Services 2.4%
24,700	Aetna, Inc.	687,895
30,000	Coventry Health Care, Inc.(a)	594,900
27,700	Medco Health Solutions, Inc.(a)	1,329,600
57,000	UnitedHealth Group, Inc.	1,735,650
17,500	WellPoint, Inc.(a)	887,600

		5,235,645
Healthcare Technology 0.4%
8,000	Allscripts-Misys Healthcare Solutions, Inc.(a)	133,520
8,600	Cerner Corp.(a)	666,070
600	SXC Health Solutions Corp. (Canada)(a)	40,740

		840,330

Life Sciences Tools & Services 1.5%
27,000	Bruker Corp.(a)	355,590
15,900	Life Technologies Corp.(a)(b)	683,541
35,400	Thermo Fisher Scientific, Inc.(a)	1,588,044
9,300	Waters Corp.(a)	596,688

		3,223,863
Pharmaceuticals 4.3%
10,500	Abbott Laboratories	515,340
14,100	Allergan, Inc.	860,946
39,000	Bristol-Myers Squibb Co.	971,880
3,000	Eli Lilly & Co.	106,800
2,700	Endo Pharmaceuticals Holdings, Inc.(a)	64,827
23,100	Impax Laboratories, Inc.(a)	378,609
37,899	Johnson & Johnson	2,201,553
27,800	King Pharmaceuticals, Inc.(a)(b)	243,528
43,400	Merck & Co., Inc.	1,495,564
150,034	Pfizer, Inc.	2,250,510
6,500	Warner Chilcott PLC (Class A Stock)(a)	166,400

		9,255,957
INDUSTRIALS 12.0%
Aerospace & Defense 2.5%
26,000	General Dynamics Corp.	1,592,500
4,300	Honeywell International, Inc.	184,298
2,100	ITT Corp.	98,952
2,500	L-3 Communications Holdings, Inc.	182,600
5,000	Lockheed Martin Corp.	375,750
25,000	Northrop Grumman Corp.	1,466,000
21,500	Raytheon Co.	994,805
6,800	United Technologies Corp.	483,480

		5,378,385
Air Freight & Logistics 1.1%
7,500	FedEx Corp.	619,125
25,700	United Parcel Service, Inc. (Class B Stock)	1,670,500

		2,289,625
Building Products
1,400	Owens Corning(a)	44,072

Commercial Services & Supplies 0.2%
20,600	RR Donnelley & Sons Co.	347,522

Electrical Equipment 1.0%
1,400	AMETEK, Inc.	61,978
24,000	Emerson Electric Co.(b)	1,188,960
15,300	Rockwell Automation, Inc.	828,495
1,500	Roper Industries, Inc.	93,750

		2,173,183

Industrial Conglomerates 2.3%
17,900	3M Co.	1,531,166
198,200	General Electric Co.	3,194,984
3,300	Tyco International Ltd.	126,324

		4,852,474
Machinery 3.3%
8,700	Colfax Corp.(a)	112,665
1,900	Cummins, Inc.	151,259
10,700	Danaher Corp.	410,987
24,300	Deere & Co.	1,620,324
5,700	Dover Corp.	273,429
15,600	Eaton Corp.(b)	1,223,976
5,500	Flowserve Corp.	545,380
6,900	IDEX Corp.	221,973
10,500	Illinois Tool Works, Inc.	456,750
3,600	Kennametal, Inc.	98,604
2,100	NACCO Industries, Inc. (Class A Stock)	186,984
15,900	Oshkosh Corp.(a)	546,642
14,300	Parker Hannifin Corp.	888,316
1,200	Timken Co.	40,344
7,000	WABCO Holdings, Inc.(a)	270,760

		7,048,393
Road & Rail 1.3%
19,100	CSX Corp.	1,006,952
3,700	Kansas City Southern(a)	135,790
23,300	Norfolk Southern Corp.	1,311,091
5,400	Union Pacific Corp.	403,218

		2,857,051
Trading Companies & Distributors 0.3%
1,900	Interline Brands, Inc.(a)	34,371
4,800	W.W. Grainger, Inc.(b)	537,648

		572,019
INFORMATION TECHNOLOGY 19.7%
Communications Equipment 2.5%
4,200	Arris Group, Inc.(a)	39,144
136,750	Cisco Systems, Inc.(a)	3,154,823
13,800	Harris Corp.	614,514
28,500	Juniper Networks, Inc.(a)	791,730
37,600	Motorola, Inc.(a)	281,624
5,200	Plantronics, Inc.	155,844
8,900	QUALCOMM, Inc.	338,912

		5,376,591
Computers & Peripherals 4.9%
17,690	Apple, Inc.(a)	4,550,752
11,100	Dell, Inc.(a)	146,964
71,500	EMC Corp.(a)	1,414,985

71,425	Hewlett-Packard Co.	3,288,407
1,700	Isilon Systems, Inc.(a)	29,818
10,100	NetApp, Inc.(a)	427,230
16,500	SanDisk Corp.(a)	721,050

		10,579,206
Electronic Equipment, Instruments & Components 1.3%
11,800	Agilent Technologies, Inc.(a)	329,574
3,300	Avnet, Inc.(a)	82,995
2,000	Checkpoint Systems, Inc.(a)	39,940
90,800	Corning, Inc.	1,645,296
700	Dolby Laboratories, Inc. (Class A Stock)(a)	44,429
38,200	Jabil Circuit, Inc.	554,282

		2,696,516
Internet Software & Services 1.0%
21,500	eBay, Inc.(a)	449,565
3,500	Google, Inc. (Class A Stock)(a)	1,696,975
3,600	Yahoo!, Inc.(a)	49,968

		2,196,508
IT Services 2.5%
900	Amdocs Ltd.(a)	24,597
6,400	Computer Sciences Corp.	290,112
23,770	International Business Machines Corp.	3,052,068
23,100	Visa, Inc. (Class A Stock)	1,694,385
22,300	Western Union Co. (The)	361,929

		5,423,091
Office Electronics 0.4%
79,200	Xerox Corp.	771,408
1,800	Zebra Technologies Corp. (Class A Stock)(a)	49,392

		820,800
Semiconductors & Semiconductor Equipment 3.2%
33,400	Broadcom Corp. (Class A Stock)	1,203,402
36,500	Fairchild Semiconductor International, Inc. (Class A Stock)(a)	331,420
700	Hittite Microwave Corp.(a)	32,172
117,600	Intel Corp.	2,422,560
21,000	LSI Corp.(a)	84,630
12,400	Marvell Technology Group Ltd.(a)	185,008
16,300	Novellus Systems, Inc.(a)	435,373
33,700	Teradyne, Inc.(a)(b)	362,612
74,900	Texas Instruments, Inc.	1,849,281

		6,906,458
Software 3.9%
10,800	Activision Blizzard, Inc.	128,304
17,900	Autodesk, Inc.(a)	528,766
3,900	BMC Software, Inc.(a)	138,762

9,000	CA, Inc.	176,040
3,100	Interactive Intelligence, Inc.(a)	50,158
2,800	Intuit, Inc.(a)	111,300
16,600	McAfee, Inc.(a)	549,460
199,300	Microsoft Corp.	5,143,933
36,000	Oracle Corp.	851,040
60,400	Symantec Corp.(a)	783,388

		8,461,151
MATERIALS 2.8%
Chemicals 1.0%
8,200	Air Products & Chemicals, Inc.	595,156
1,800	Ashland, Inc.	91,530
6,500	Celanese Corp. (Class A Stock)	182,585
900	Cytec Industries, Inc.	44,928
2,000	Eastman Chemical Co.	125,280
5,800	E.I. du Pont de Nemours & Co.	235,886
3,700	Lubrizol Corp.	345,913
17,200	Nalco Holding Co.	419,508
9,500	Solutia, Inc.(a)	134,045

		2,174,831
Containers & Packaging
11,100	Boise, Inc.(a)	66,489

Metals & Mining 1.8%
26,400	Freeport-McMoRan Copper & Gold, Inc.	1,888,656
10,900	Newmont Mining Corp.	609,310
7,600	Schnitzer Steel Industries, Inc. (Class A Stock)	348,232
25,500	Southern Copper Corp.(b)	800,955
8,300	Steel Dynamics, Inc.	118,856
2,800	Walter Energy, Inc.	199,640

		3,965,649
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 3.1%
149,968	AT&T, Inc.	3,890,170
97,000	Verizon Communications, Inc.	2,818,820

		6,708,990
UTILITIES 2.2%
Electric Utilities 1.6%
3,200	DPL, Inc.	80,992
36,100	Duke Energy Corp.	617,310
16,300	Edison International	540,345
9,200	Entergy Corp.	713,092
30,700	Exelon Corp.	1,284,181
4,500	PPL Corp.	122,805

		3,358,725
Gas Utilities 0.1%
5,800	AGL Resources, Inc.	220,400
900	Energen Corp.	39,996

		260,396

Independent Power Producers & Energy Traders 0.1%
6,000	AES Corp. (The)(a)	61,860
4,700	Constellation Energy Group, Inc.	148,520

		210,380
Multi-Utilities 0.4%
3,100	MDU Resources Group, Inc.	61,225
17,300	PG&E Corp.	768,120
3,800	Public Service Enterprise Group, Inc.	125,020

		954,365
	TOTAL LONG-TERM INVESTMENTS (cost $178,485,268)	211,053,557

Principal Amount (000)
SHORT-TERM INVESTMENTS 7.2%
United States Government Security 0.3%
$700	United States Treasury Bill 0.150% , 12/16/10(c)(d) (cost $699,600)	699,558

Shares
Affiliated Money Market Mutual Fund 6.9%
14,922,326	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $14,922,326; includes $8,984,127 of cash collateral received for securities on loan)(e)(f)	14,922,326

	TOTAL SHORT-TERM INVESTMENTS (cost $15,621,926)	15,621,884

	TOTAL INVESTMENTS 105.1% (cost $194,107,194)(g)	226,675,441
	Liabilities in excess of other assets(h)(5.1%)	(11,119,992)

	NET ASSETS 100.0%	$215,555,449

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $8,662,798; cash collateral of $8,984,127 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	All or a portion of security segregated as collateral for financial futures contracts.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2010 were as follows:

Tax basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$ 194,922,123	$34,606,625	$(2,853,307)	$31,753,318

The difference between the book basis and the tax basis is primarily attributable to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at July 31, 2010:

Number of Contracts	Type	Expiration Date	Value at July 31, 2010	Value at Trade Date	Unrealized Appreciation(1)
	Long Position:
69	S&P 500 Mini Index Futures	Sep. 10	$3,789,135	$3,624,475	$164,660

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$211,053,557	$—	$—
United States Government Security	—	699,558	—
Affiliated Money Market Mutual Fund	14,922,326	—	—
Other Financial Instruments*
Futures	164,660	—	—

Total	$226,140,543	$699,558	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (“the Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 22, 2010

*	Print the name and title of each signing officer under his or her signature.